Subsequent events	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Subsequent events
37	Subsequent events
Management has considered subsequent events through March 25, 2025, and th ere
are no significant events subsequent to December 31, 2024 which would materially affect the Group’s operation results and financial position.